EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2023
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
11. EARNINGS PER SHARE

Basic earnings per share is computed by dividing net earnings attributable to common shares by the weighted average number of common shares outstanding for the period. Diluted net earnings per share include the potential dilution of securities that could participate in our earnings, but not securities that are anti-dilutive.

The following table provides a reconciliation of the numerators and denominators used to calculate basic and diluted net earnings per common share as disclosed in our consolidated statements of operations for the fiscal years ended March 31, 2023, 2022 and 2021 (in thousands, except per share data):

	2023	2022	2021

Net earnings attributable to common shareholders - basic and diluted	$119,356	$105,600	$74,397

Basic and diluted common shares outstanding:
Weighted average common shares outstanding — basic	26,569	26,638	26,674
Effect of dilutive shares	85	228	160
Weighted average shares common outstanding — diluted	26,654	26,866	26,834

Earnings per common share - basic	$4.49	$3.96	$2.79

Earnings per common share - diluted	$4.48	$3.93	$2.77